Leases, operating lease ROU (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating Lease, Right-of-Use Asset	$ 1,257	$ 12,350
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accounts payable and accrued expenses	Accounts payable and accrued expenses
Operating Lease, Liability, Current	$ 355	$ 12,350
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent
Operating Lease, Liability	$ 1,825
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets